Share capital and reserves - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Dividends at the beginning of the year		$ 2,592
Dividends declared for year, per share US$ 4,800 (2021: 2,681)		96,000
Dividends paid		(98,562)
Effect of foreign exchange rates		$ (30)
Dividends declared, per share	$ 4,800	$ 2,681